Consolidated Balance Sheets (Unaudited) (Parenthetical) - $ / shares	Mar. 31, 2019	Sep. 30, 2018	Sep. 30, 2017
Statement of Financial Position [Abstract]
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, authorized	6,000,000	6,000,000	6,000,000
Preferred stock, issued	0	0	0
Preferred stock, outstanding	0	0	0
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, authorized	180,000,000	180,000,000	180,000,000
Common stock, issued	2,829,248	2,815,748	2,829,248
Common stock, outstanding	2,829,248	2,815,748	2,829,248